Right-Of-Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Right-Of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
	RM	RM	Convenience Translation USD
Right-of-use assets
Balance brought forward	739,244	687,863	168,697
Less: Amortization	(333,115)	(154,818)	(37,969)
Termination of right-of-use asset	—	—	—
Add: New lease recognized	281,734	—	—
Balance carried forward	687,863	533,045	130,728

Lease liabilities
Balance brought forward	747,819	708,629	173,789
Add: Imputed interest	41,076	12,974	3,182
Less: Principal repayment	(362,000)	(168,500)	(41,324)
Termination of lease liability	—	—	—
Add: New lease recognized	281,734	—	—
Balance carried forward	708,629	553,103	135,647

Future minimum lease payments together with the present value of net minimum lease payments are as follows:

Minimum lease payment:
Not later than one (1) year	462,000	81,808	20,063
Later than one (1) year and not later than five (5) years	282,000	471,295	115,584
	744,000	553,103	135,648
Less: Future interest charges	(35,371)	—	—
Present value of lease payment	708,629	553,103	135,647

Repayment as follows:
Lease liabilities current portion	431,946	81,808	20,063
Lease liabilities non-current portion	276,683	471,295	115,584
	708,629	553,103	135,647

The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	333,115	154,818	37,969
Interest expense on lease liabilities	41,076	12,974	3,182
Expense relating to short-term leases and leases of low-value assets	118,080	76,443	18,747
Total	492,271	244,235	59,898